Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost
Beginning Balance	€ 6,989.4	€ 5,615.1
Additions	2,243.6	1,298.3
Disposals	(49.6)	(47.5)
Net non-cash movements to/from Inventories	(75.3)	129.2
Effect of changes in exchange rates	(28.3)	(5.7)
Ending Balance	9,079.8	6,989.4	€ 5,615.1
Accumulated depreciation and impairment
Beginning balance	3,045.2	2,632.4
Depreciation	605.6	445.2	321.6
Impairment charges	17.9	17.8
Disposals	(41.0)	(35.1)
Net non-cash movements to/from Inventories	(29.3)	(10.9)
Effect of changes in exchange rates	(11.8)	(4.2)
Ending balance	3,586.6	3,045.2	2,632.4
Carrying amount
Carrying amount	5,493.2	3,944.2
Land and buildings
Cost
Beginning Balance	3,314.0	2,803.7
Additions	1,019.3	510.9
Disposals	(1.6)	(1.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(8.3)	0.7
Ending Balance	4,323.4	3,314.0	2,803.7
Accumulated depreciation and impairment
Beginning balance	1,090.6	947.7
Depreciation	154.2	134.8
Impairment charges	2.9	10.9
Disposals	(0.6)	(2.3)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(4.0)	(0.5)
Ending balance	1,243.1	1,090.6	947.7
Carrying amount
Carrying amount	3,080.3	2,223.4
Machinery and equipment
Cost
Beginning Balance	2,777.6	2,028.7
Additions	1,050.2	665.4
Disposals	(45.1)	(42.2)
Net non-cash movements to/from Inventories	(75.3)	129.2
Effect of changes in exchange rates	(17.4)	(3.5)
Ending Balance	3,690.0	2,777.6	2,028.7
Accumulated depreciation and impairment
Beginning balance	1,312.3	1,115.6
Depreciation	352.0	232.6
Impairment charges	15.0	6.4
Disposals	(37.7)	(29.5)
Net non-cash movements to/from Inventories	(29.3)	(10.9)
Effect of changes in exchange rates	(6.7)	(1.9)
Ending balance	1,605.6	1,312.3	1,115.6
Carrying amount
Carrying amount	2,084.4	1,465.3
Leasehold improvements
Cost
Beginning Balance	400.8	368.6
Additions	79.7	34.4
Disposals	(0.8)	(1.0)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.2)	(1.2)
Ending Balance	478.5	400.8	368.6
Accumulated depreciation and impairment
Beginning balance	331.9	311.0
Depreciation	31.0	21.9
Impairment charges	0.0	0.5
Disposals	(0.7)	(0.9)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.7)	(0.6)
Ending balance	361.5	331.9	311.0
Carrying amount
Carrying amount	117.0	68.9
Furniture, fixtures and other
Cost
Beginning Balance	497.0	414.1
Additions	94.4	87.6
Disposals	(2.1)	(3.0)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(1.4)	(1.7)
Ending Balance	587.9	497.0	414.1
Accumulated depreciation and impairment
Beginning balance	310.4	258.1
Depreciation	68.4	55.9
Impairment charges	0.0	0.0
Disposals	(2.0)	(2.4)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.4)	(1.2)
Ending balance	376.4	310.4	€ 258.1
Carrying amount
Carrying amount	€ 211.5	€ 186.6